Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	Note 11. Related Party Transactions Convertible notes payable, related party: See Note 7.	Note 10. Related-Party Transactions Convertible notes payable, related party: See Note 6. Issuance of Series A-2 Preferred Stock, related party: See Note 7.